UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
    USAA(R)

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

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        SEMIANNUAL REPORT
        USAA INCOME STOCK FUND
        FUND SHARES o INSTITUTIONAL SHARES
        JANUARY 31, 2013

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

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MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         24

   Financial Statements                                                      25

   Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INCOME STOCK FUND'S (THE FUND) INVESTMENT OBJECTIVE IS CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company                 Epoch Investment Partners, Inc.
   JOHN P. TOOHNEY, CFA                          DAVID N. PEARL
   WASIF A. LATIF                                MICHAEL A. WELHOELTER, CFA
   STEPHAN KLAFFKE                               WILLIAM W. PRIEST, CFA, CPA
   JULIANNE BASS, CFA

Grantham, Mayo, Van Otterloo & Co. LLC
   DAVID COWAN
   THOMAS HANCOCK, Ph.D.

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o   HOW DID THE USAA INCOME STOCK FUND (THE FUND SHARES) PERFORM DURING THE
    REPORTING PERIOD?

    At the end of the reporting period, the Fund Shares had a total return of 9.18%. This compares to returns of 13.97% for the Russell 1000(R) Value Index (the Index) and 10.19% for the Lipper Equity Income Funds Index.

    In addition to USAA Asset Management Company, who manages a portion of the Fund, the Fund has two subadvisers, Grantham, Mayo, Van Otterloo & Co. LLC
    (GMO) and Epoch Investment Partners, Inc. (Epoch). USAA Asset Management Company began managing their portion of the portfolio effective November 1, 2012.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA INCOME STOCK FUND

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o   HOW DID THE GMO PORTION OF THE FUND PERFORM?

    The GMO portion of the Fund lagged the Index for the reporting period. The strategy's generally defensive posture was the principal driver of the performance shortfall versus the Index, with positive economic readings and a better-than-feared resolution in fiscal cliff negotiations, which led investors to favor cyclical stocks and sectors.

    Sector weightings, overall, added to returns versus the Index during the period, as underweight positions in the utilities and energy sectors and an overweight in the health care sector added to returns. An underweight in the financials sector and overweight positions in the consumer staples sector and telecommunication services sectors detracted from relative return.

    Stock selection detracted from relative returns, with selections in the consumer staples, information technology, and health care sectors as the leading detractors. Selections in the energy and financials sectors added to relative returns. The leading individual stock contributors to relative returns during the period included overweight positions in biotechnology firm Gilead Sciences, Inc.; global investment bank JPMorgan Chase & Co.; and an underweight in energy firm Exxon Mobil Corp. Individual positions detracting from relative returns included overweight positions in software giant Microsoft Corp.; low-cost retailer Wal-Mart Stores, Inc.; and pharmaceutical firm Merck & Co., Inc. An underweight in banking giant Citigroup, Inc. also constrained relative return.

o   WHAT IS GMO's OUTLOOK?

    GMO's objective in any market environment is to find the best value opportunities available. Presently, that approach has led to a heavy dose of high-quality stocks in the portfolio, owing to their compelling valuations.

    The portfolio's largest sector overweight positions compared to the Index include health care, information technology, and consumer

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    staples. The largest underweight sector positions include financials, energy, industrials, and utilities.

o   HOW DID THE PORTION OF THE FUND MANAGED BY EPOCH PERFORM?

    The portion of the Fund managed by Epoch lagged the Index for the reporting period. Selection within the information technology sector was the single, biggest detractor from relative return, followed by selection within the consumer discretionary sector. An underweight position in the financials sector, also detracted. Underweight exposure to the utilities and telecommunications sectors added to relative performance, as did selection within health care.

    Leading detractors included three companies within information technology, specifically, Apple, Inc. (Apple), Microsoft Corp. (Microsoft), and Dell, Inc. (Dell). Apple shares suffered despite strong iPhone 5 sales, the launch of the iPad Mini, and continued strong iPad sales. While there was no single event that triggered the weakness, market participants worried about Apple's slowing rate of sales growth and its ability to sustain margins. Some investors, worried about future tax rates, locked in gains. Epoch feels the company is well-positioned to benefit from continued growth in global demand for electronic devices. It has new products slated for release in 2013, which should boost sales growth, and the stock is trading at a significant discount to the S&P 500. Microsoft launched its new operating system, Windows 8, during the fourth quarter of 2012. Investors were concerned about the initial lukewarm reception from consumers, as well as weakening PC sales overall and an unexpected departure of a senior executive who oversaw development of Windows 8. Epoch expects Windows 8 sales to pick up in 2013 as consumers survey the new devices that take advantage of its touch screen functionality and as Windows smartphones gain traction. They also believe Microsoft is positioned for the future across a variety of areas; the company is the largest provider of enterprise

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4  | USAA INCOME STOCK FUND

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    services, the second-largest search provider, maker of the leading game console (Xbox) and a top-ten cloud services provider. Microsoft generates billions in free cash flow, which Epoch expects will continue to grow at a double-digit rate. The company has a dividend yield over 3% and has consistently bought back shares. Dell saw its valuation contract due to fears of a decline in PC sales, as well as management's stated intention to avoid the acceleration of stock buybacks or other shareholder-friendly measures. Epoch chose to exit the position based on the company's changed stance with respect to allocation of cash. Ironically, after the position was sold, company management changed their mind yet again and announced plans for a leveraged buyout. Outside of information technology, Kohl's Corp. (Kohl's) was a leading detractor. Kohl's operates more than 1,100 department stores across the United States and sells online as well. The stores seek to provide good value to middleincome shoppers for apparel and housewares. While Kohl's beat third quarter estimates, the fourth quarter proved more challenging and sales came at the expense of margins resulting in lowered guidance for the year. Epoch believes the stock price suffered unduly in the sell-off and that the company is attractively valued even in light of reduced earnings guidance.

    On the plus side, BlackRock Inc. (BlackRock) added to relative return. BlackRock is the largest asset manager in the world with a diverse, mostly institutional, client base and a broad array of product offerings. The company has a growing exchange-traded fund (ETF) business and a largely untapped potential distribution opportunity in the retail channel. In October, BlackRock announced a new pricing and product scheme that alleviated investor concern about market share loss. Since the announcement, BlackRock's stock has been driven higher as investors view it as a play on the growth of ETFs. Aetna, Inc. (Aetna) also contributed positively during the reporting period. The stock suffered early in the period from the market perception that the company had underestimated medical cost trends and potentially mispriced its book of business. Instead, Aetna beat third quarter 2012 estimates and raised their earnings

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    guidance. The August announcement of plans to acquire Coventry Health Care
    Inc. promises diversification benefits and potential growth. In addition, it appears that the impact on the company from health care reform will be much lower than most people had anticipated. Another positive performer was Time Warner, Inc. which owns a strong portfolio of cable networks including HBO, TBS, TNT, and CNN. In addition, the company produces award-winning original programming. An increase in original programming and more exclusive licensing on re-runs have helped bolster ratings and assuage fears over the challenge from online competitor Netflix.

o   WHAT IS EPOCH'S OUTLOOK?

    In Epoch's view, while ultra-low interest rates and asset purchases by the world's major central banks may be with us for some time, it does not appear that valuation multiples have much room to expand further. Therefore, returns will be dependent on improvement in company fundamentals. We expect over the next several years for returns to be led by companies with improving revenue and cash flow generation. These often are companies with competitive advantages stemming from proprietary technology, dominant brands, high barriers to entry, new regulations or the flexibility to produce products in low-cost markets and sell them in fast growing ones. Companies that can generate strong cash flows will have the ability to upgrade their competitive positions through internal investments or a higher level of acquisitions than in 2012. They also will be able to increase dividends, share buybacks and debt repayment, and differentiate themselves from companies that have high levels of dividend yield without the means to support it.

    On behalf of USAA, thank you for your investment in the Fund.

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6  | USAA INCOME STOCK FUND

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INVESTMENT OVERVIEW

USAA INCOME STOCK FUND SHARES (FUND SHARES) (Ticker Symbol: USISX)


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                                         1/31/13                    7/31/12
--------------------------------------------------------------------------------

Net Assets                          $1,300.6 Million            $1,680.6 Million
Net Asset Value Per Share                $14.36                      $13.26


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
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  8/1/12-1/31/13*             1 Year               5 Years            10 Years

        9.18%                  14.87%               1.73%               6.36%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
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  1 Year                           5 Years                            10 Years

  12.70%                           -0.16%                              5.46%


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                          EXPENSE RATIO AS OF 7/31/12**
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                                      0.85%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       RUSSELL 1000           LIPPER EQUITY            USAA INCOME
                        VALUE INDEX        INCOME FUNDS INDEX       STOCK FUND SHARES
 1/31/2003              $10,000.00            $10,000.00               $10,000.00
 2/28/2003                9,733.41              9,752.92                 9,766.67
 3/31/2003                9,749.56              9,766.90                 9,727.98
 4/30/2003               10,607.76             10,514.99                10,373.16
 5/31/2003               11,292.49             11,146.37                10,993.20
 6/30/2003               11,433.69             11,262.89                11,098.36
 7/31/2003               11,603.94             11,388.55                11,056.29
 8/31/2003               11,784.76             11,557.77                11,249.81
 9/30/2003               11,669.78             11,480.18                11,249.96
10/31/2003               12,383.96             12,052.08                11,976.86
11/30/2003               12,551.96             12,202.38                12,213.52
12/31/2003               13,325.65             12,942.74                12,964.23
 1/31/2004               13,559.98             13,143.86                13,278.36
 2/29/2004               13,850.60             13,392.70                13,490.61
 3/31/2004               13,729.36             13,240.95                13,369.61
 4/30/2004               13,393.82             13,018.82                13,011.73
 5/31/2004               13,530.42             13,102.15                13,028.77
 6/30/2004               13,850.11             13,401.78                13,351.15
 7/31/2004               13,655.03             13,117.74                13,094.56
 8/31/2004               13,849.22             13,251.27                13,265.62
 9/30/2004               14,063.89             13,441.95                13,414.48
10/31/2004               14,297.68             13,589.65                13,405.89
11/30/2004               15,020.55             14,197.63                14,119.15
12/31/2004               15,523.55             14,628.00                14,522.78
 1/31/2005               15,247.99             14,363.66                14,191.52
 2/28/2005               15,753.33             14,787.61                14,679.68
 3/31/2005               15,537.17             14,559.35                14,349.90
 4/30/2005               15,258.90             14,292.37                13,990.27
 5/31/2005               15,626.22             14,629.21                14,534.09
 6/30/2005               15,797.30             14,754.00                14,811.11
 7/31/2005               16,254.36             15,228.18                15,295.71
 8/31/2005               16,183.67             15,140.34                15,101.87
 9/30/2005               16,410.89             15,259.47                15,215.25
10/31/2005               15,994.09             14,959.85                14,861.20
11/30/2005               16,519.86             15,404.16                15,286.06
12/31/2005               16,618.54             15,477.09                15,363.47
 1/31/2006               17,263.98             15,961.44                15,959.82
 2/28/2006               17,369.35             16,033.53                16,030.57
 3/31/2006               17,604.67             16,232.11                16,176.56
 4/30/2006               18,052.04             16,590.77                16,481.01
 5/31/2006               17,596.04             16,165.34                15,963.44
 6/30/2006               17,708.60             16,222.40                16,057.24
 7/31/2006               18,138.98             16,433.27                16,424.26
 8/31/2006               18,442.58             16,749.04                16,730.11
 9/30/2006               18,810.22             17,103.81                17,134.82
10/31/2006               19,425.93             17,650.23                17,626.14
11/30/2006               19,869.40             17,993.65                17,902.50
12/31/2006               20,315.41             18,325.17                18,283.81
 1/31/2007               20,575.22             18,571.51                18,532.94
 2/28/2007               20,254.46             18,359.63                18,121.34
 3/31/2007               20,567.60             18,565.56                18,318.75
 4/30/2007               21,327.63             19,338.74                19,004.07
 5/31/2007               22,096.90             20,028.22                19,667.64
 6/30/2007               21,580.58             19,694.76                19,191.09
 7/31/2007               20,582.62             18,938.98                18,186.20
 8/31/2007               20,813.25             19,144.63                18,393.73
 9/30/2007               21,528.14             19,708.46                18,906.10
10/31/2007               21,530.52             19,921.71                18,851.24
11/30/2007               20,478.24             19,043.29                17,841.75
12/31/2007               20,280.21             18,870.71                17,679.35
 1/31/2008               19,467.93             18,011.91                16,990.70
 2/29/2008               18,652.27             17,426.57                16,230.81
 3/31/2008               18,512.02             17,252.29                16,007.40
 4/30/2008               19,414.40             18,035.11                16,735.55
 5/31/2008               19,383.59             18,196.37                16,675.87
 6/30/2008               17,528.16             16,562.79                15,087.99
 7/31/2008               17,464.89             16,437.11                15,039.98
 8/31/2008               17,761.58             16,615.13                15,316.05
 9/30/2008               16,456.61             15,302.50                14,322.91
10/31/2008               13,607.77             12,804.57                11,871.35
11/30/2008               12,631.97             11,945.36                11,134.68
12/31/2008               12,807.30             12,189.85                11,381.19
 1/31/2009               11,334.60             11,089.30                10,249.16
 2/28/2009                9,820.18              9,868.68                 8,971.06
 3/31/2009               10,659.83             10,675.64                 9,620.00
 4/30/2009               11,802.48             11,686.88                10,453.32
 5/31/2009               12,532.29             12,376.95                10,980.28
 6/30/2009               12,439.75             12,352.24                10,908.69
 7/31/2009               13,457.96             13,290.97                11,721.30
 8/31/2009               14,161.89             13,883.67                12,213.79
 9/30/2009               14,709.04             14,298.98                12,594.52
10/31/2009               14,258.88             14,067.11                12,359.69
11/30/2009               15,062.55             14,813.89                13,014.75
12/31/2009               15,329.10             15,097.58                13,265.47
 1/31/2010               14,897.99             14,614.74                12,880.78
 2/28/2010               15,368.25             15,007.21                13,228.24
 3/31/2010               16,368.72             15,857.08                14,000.87
 4/30/2010               16,792.28             16,063.29                14,175.10
 5/31/2010               15,412.02             14,855.62                13,017.69
 6/30/2010               14,544.41             14,126.38                12,277.05
 7/31/2010               15,529.04             15,128.00                13,100.51
 8/31/2010               14,864.56             14,541.49                12,613.92
 9/30/2010               16,017.80             15,705.21                13,709.04
10/31/2010               16,498.43             16,174.50                14,271.91
11/30/2010               16,411.12             16,099.78                14,146.83
12/31/2010               17,706.03             17,216.83                14,993.92
 1/31/2011               18,106.56             17,593.56                15,445.61
 2/28/2011               18,774.42             18,167.76                16,085.52
 3/31/2011               18,848.98             18,224.45                16,085.92
 4/30/2011               19,350.90             18,813.30                16,702.19
 5/31/2011               19,146.46             18,641.70                16,513.53
 6/30/2011               18,753.88             18,318.73                16,264.86
 7/31/2011               18,131.83             17,784.13                15,798.35
 8/31/2011               17,000.29             16,880.74                14,890.54
 9/30/2011               15,715.52             15,747.45                13,915.54
10/31/2011               17,514.83             17,320.40                15,357.70
11/30/2011               17,424.05             17,354.87                15,408.30
12/31/2011               17,775.17             17,674.50                15,560.17
 1/31/2012               18,447.61             18,237.38                16,119.07
 2/29/2012               19,182.98             18,891.28                16,779.58
 3/31/2012               19,751.65             19,315.20                17,256.09
 4/30/2012               19,550.24             19,244.35                17,103.16
 5/31/2012               18,403.79             18,145.27                16,134.57
 6/30/2012               19,317.53             18,906.53                16,805.08
 7/31/2012               19,517.45             19,215.79                16,958.55
 8/31/2012               19,941.21             19,532.53                17,291.08
 9/30/2012               20,574.20             19,964.47                17,608.27
10/31/2012               20,473.20             19,836.88                17,364.42
11/30/2012               20,464.69             19,873.56                17,402.92
12/31/2012               20,887.38             20,095.56                17,536.03
 1/31/2013               22,244.98             21,174.63                18,515.99

                                   [END CHART]

                   Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA INCOME STOCK FUND

================================================================================

USAA INCOME STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIISX)


--------------------------------------------------------------------------------
                                          1/31/13                    7/31/12
--------------------------------------------------------------------------------

Net Assets                            $742.9 Million              $249.6 Million
Net Asset Value Per Share                 $14.35                      $13.25


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
  8/1/12-1/31/13*                1 Year                Since Inception 8/01/08

        9.29%                     15.06%                         4.98%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/08

  12.89%                                                        3.79%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      0.71%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LIPPER EQUITY       RUSSELL 1000     USAA INCOME STOCK FUND
                   INCOME FUNDS INDEX      VALUE INDEX      INSTITUTIONAL SHARES
 7/31/2008             $10,000.00          $10,000.00            $10,000.00
 8/31/2008              10,108.31           10,169.88             10,208.00
 9/30/2008               9,309.73            9,422.68              9,549.79
10/31/2008               7,790.03            7,791.50              7,915.22
11/30/2008               7,267.31            7,232.78              7,424.04
12/31/2008               7,416.05            7,333.17              7,586.24
 1/31/2009               6,746.50            6,489.93              6,838.98
 2/28/2009               6,003.90            5,622.81              5,986.14
 3/31/2009               6,494.84            6,103.58              6,424.15
 4/30/2009               7,110.06            6,757.83              6,972.46
 5/31/2009               7,529.88            7,175.71              7,332.54
 6/30/2009               7,514.85            7,122.72              7,281.29
 7/31/2009               8,085.95            7,705.72              7,832.53
 8/31/2009               8,446.54            8,108.77              8,153.40
 9/30/2009               8,699.21            8,422.06              8,412.89
10/31/2009               8,558.14            8,164.31              8,264.14
11/30/2009               9,012.47            8,624.47              8,702.14
12/31/2009               9,185.06            8,777.09              8,872.16
 1/31/2010               8,891.31            8,530.25              8,606.58
 2/28/2010               9,130.08            8,799.51              8,847.27
 3/31/2010               9,647.12            9,372.36              9,360.58
 4/30/2010               9,772.58            9,614.87              9,477.17
 5/31/2010               9,037.86            8,824.57              8,702.68
 6/30/2010               8,594.20            8,327.80              8,211.94
 7/31/2010               9,203.56            8,891.57              8,763.31
 8/31/2010               8,846.75            8,511.11              8,437.50
 9/30/2010               9,554.73            9,171.43              9,176.45
10/31/2010               9,840.24            9,446.62              9,553.57
11/30/2010               9,794.78            9,396.63              9,478.14
12/31/2010              10,474.37           10,138.07             10,040.92
 1/31/2011              10,703.56           10,367.40             10,343.66
 2/28/2011              11,052.90           10,749.80             10,772.54
 3/31/2011              11,087.38           10,792.50             10,778.44
 4/30/2011              11,445.63           11,079.88             11,191.70
 5/31/2011              11,341.23           10,962.82             11,065.19
 6/30/2011              11,144.74           10,738.04             10,913.10
 7/31/2011              10,819.50           10,381.87             10,591.63
 8/31/2011              10,269.90            9,733.98              9,990.99
 9/30/2011               9,580.43            8,998.35              9,341.93
10/31/2011              10,537.38           10,028.59             10,301.60
11/30/2011              10,558.35            9,976.61             10,335.57
12/31/2011              10,752.80           10,177.66             10,441.32
 1/31/2012              11,095.25           10,562.68             10,816.66
 2/29/2012              11,493.07           10,983.74             11,268.78
 3/31/2012              11,750.97           11,309.35             11,584.37
 4/30/2012              11,707.87           11,194.02             11,481.63
 5/31/2012              11,039.21           10,537.59             10,839.48
 6/30/2012              11,502.35           11,060.78             11,293.95
 7/31/2012              11,690.49           11,175.25             11,388.49
 8/31/2012              11,883.19           11,417.89             11,611.96
 9/30/2012              12,145.97           11,780.32             11,828.64
10/31/2012              12,068.35           11,722.49             11,673.34
11/30/2012              12,090.67           11,717.62             11,699.22
12/31/2012              12,225.73           11,959.64             11,786.92
 1/31/2013              12,882.21           12,736.97             12,446.09

                                [END CHART]

                   Data from 7/31/08 to 1/31/13.*

                   See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Institutional Shares to the benchmarks.

*The performance of the Lipper Equity Income Funds Index and the Russell 1000 Value Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA INCOME STOCK FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

Microsoft Corp. ....................................................        3.4%
Exxon Mobil Corp. ..................................................        2.3%
Pfizer, Inc. .......................................................        2.3%
JPMorgan Chase & Co. ...............................................        2.1%
Merck & Co., Inc. ..................................................        1.9%
Johnson & Johnson ..................................................        1.8%
Wal-Mart Stores, Inc. ..............................................        1.8%
PepsiCo, Inc. ......................................................        1.8%
Wells Fargo & Co. ..................................................        1.7%
General Electric Co. ...............................................        1.6%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

HEALTH CARE                                                                17.9%
FINANCIALS                                                                 16.6%
INFORMATION TECHNOLOGY                                                     15.6%
CONSUMER STAPLES                                                           10.0%
ENERGY                                                                      9.2%
INDUSTRIALS                                                                 9.2%
CONSUMER DISCRETIONARY                                                      8.7%
MATERIALS                                                                   3.5%
TELECOMMUNICATION SERVICES                                                  3.4%
MONEY MARKET INSTRUMENTS                                                    3.1%
UTILITIES                                                                   2.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-23.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             COMMON STOCKS (96.9%)

             CONSUMER DISCRETIONARY (8.7%)
             -----------------------------
             ADVERTISING (0.4%)
   149,500   Omnicom Group, Inc.                                                       $    8,115
                                                                                       ----------
             APPAREL RETAIL (0.9%)
    57,600   Gap, Inc.                                                                      1,882
     3,000   Guess?, Inc.                                                                      81
   343,084   TJX Companies, Inc.                                                           15,501
                                                                                       ----------
                                                                                           17,464
                                                                                       ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
     5,000   PVH Corp.                                                                        594
        50   VF Corp.                                                                           8
                                                                                       ----------
                                                                                              602
                                                                                       ----------
             AUTO PARTS & EQUIPMENT (0.1%)
    24,400   Delphi Automotive plc                                                            943
                                                                                       ----------
             AUTOMOBILE MANUFACTURERS (0.1%)
    99,800   General Motors Co.*                                                            2,803
                                                                                       ----------
             AUTOMOTIVE RETAIL (0.0%)
     8,100   Advance Auto Parts, Inc.                                                         596
                                                                                       ----------
             CABLE & SATELLITE (0.9%)
   379,310   Comcast Corp. "A"                                                             13,932
    83,800   Comcast Corp. "A"                                                              3,191
    13,700   Time Warner, Inc.                                                              1,224
                                                                                       ----------
                                                                                           18,347
                                                                                       ----------
             CASINOS & GAMING (0.4%)
   465,300   International Game Technology                                                  7,152
                                                                                       ----------
             DEPARTMENT STORES (0.6%)
     4,300   Dillard's, Inc. "A"                                                              363
   273,450   Kohl's Corp.                                                                  12,658
                                                                                       ----------
                                                                                           13,021
                                                                                       ----------
             DISTRIBUTORS (0.4%)
   111,850   Genuine Parts Co.                                                              7,609
                                                                                       ----------

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EDUCATION SERVICES (0.0%)
     3,100   DeVry, Inc.                                                               $       78
                                                                                       ----------
             FOOTWEAR (0.1%)
    47,200   NIKE, Inc. "B"                                                                 2,551
                                                                                       ----------
             GENERAL MERCHANDISE STORES (0.5%)
     3,000   Big Lots, Inc.*                                                                   96
   167,300   Target Corp.                                                                  10,107
                                                                                       ----------
                                                                                           10,203
                                                                                       ----------
             HOME IMPROVEMENT RETAIL (0.8%)
    67,500   Home Depot, Inc.                                                               4,517
   296,400   Lowe's Companies, Inc.                                                        11,320
                                                                                       ----------
                                                                                           15,837
                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
   204,900   Carnival Corp.                                                                 7,934
                                                                                       ----------
             HOUSEHOLD APPLIANCES (0.1%)
     9,800   Whirlpool Corp.                                                                1,131
                                                                                       ----------
             HOUSEWARES & SPECIALTIES (0.0%)
    10,600   Jarden Corp.*                                                                    624
                                                                                       ----------
             INTERNET RETAIL (0.0%)
     9,400   Expedia, Inc.                                                                    613
                                                                                       ----------
             LEISURE PRODUCTS (0.0%)
    13,800   Hasbro, Inc.                                                                     516
                                                                                       ----------
             MOVIES & ENTERTAINMENT (1.1%)
   412,870   Time Warner, Inc.                                                             20,858
    23,700   Viacom, Inc. "B"                                                               1,430
                                                                                       ----------
                                                                                           22,288
                                                                                       ----------
             PUBLISHING (0.0%)
    35,100   Gannett Co., Inc.                                                                689
                                                                                       ----------
             RESTAURANTS (1.0%)
    73,442   Darden Restaurants, Inc.                                                       3,415
   186,780   McDonald's Corp.                                                              17,798
                                                                                       ----------
                                                                                           21,213
                                                                                       ----------
             SPECIALIZED CONSUMER SERVICES (0.4%)
   337,300   H&R Block, Inc.                                                                7,680
                                                                                       ----------
             SPECIALTY STORES (0.5%)
   673,100   Staples, Inc.                                                                  9,073
                                                                                       ----------
             Total Consumer Discretionary                                                 177,082
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (10.0%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.1%)
    33,700   Archer-Daniels-Midland Co.                                                $      961
    10,000   Bunge Ltd.                                                                       797
                                                                                       ----------
                                                                                            1,758
                                                                                       ----------
             DISTILLERS & VINTNERS (0.0%)
     8,000   Brown-Forman Corp. "B"                                                           518
                                                                                       ----------
             DRUG RETAIL (1.3%)
   246,900   CVS Caremark Corp.                                                            12,641
   359,700   Walgreen Co.                                                                  14,374
                                                                                       ----------
                                                                                           27,015
                                                                                       ----------
             FOOD DISTRIBUTORS (0.4%)
   229,300   Sysco Corp.                                                                    7,285
                                                                                       ----------
             FOOD RETAIL (0.1%)
    38,700   Kroger Co.                                                                     1,072
                                                                                       ----------
             HOUSEHOLD PRODUCTS (1.8%)
     9,300   Clorox Co.                                                                       729
   103,720   Colgate-Palmolive Co.                                                         11,136
    45,700   Kimberly-Clark Corp.                                                           4,091
   269,900   Procter & Gamble Co.                                                          20,286
                                                                                       ----------
                                                                                           36,242
                                                                                       ----------
             HYPERMARKETS & SUPER CENTERS (1.8%)
   537,200   Wal-Mart Stores, Inc.                                                         37,577
                                                                                       ----------
             PACKAGED FOODS & MEAT (1.0%)
    32,700   General Mills, Inc.                                                            1,371
    11,900   Hershey Co.                                                                      946
    87,210   J.M. Smucker Co.                                                               7,729
    18,000   Kellogg Co.                                                                    1,053
   244,100   Unilever N.V.                                                                  9,881
                                                                                       ----------
                                                                                           20,980
                                                                                       ----------
             PERSONAL PRODUCTS (0.1%)
    37,400   Avon Products, Inc.                                                              635
    17,200   Estee Lauder Companies, Inc. "A"                                               1,048
                                                                                       ----------
                                                                                            1,683
                                                                                       ----------
             SOFT DRINKS (2.2%)
   222,700   Coca-Cola Co.                                                                  8,294
    10,700   Dr. Pepper Snapple Group, Inc.                                                   482
   506,330   PepsiCo, Inc.                                                                 36,886
                                                                                       ----------
                                                                                           45,662
                                                                                       ----------

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             TOBACCO (1.2%)
   180,990   Lorillard, Inc.                                                           $    7,071
   182,900   Philip Morris International, Inc.                                             16,125
    28,700   Reynolds American, Inc.                                                        1,262
                                                                                       ----------
                                                                                           24,458
                                                                                       ----------
             Total Consumer Staples                                                       204,250
                                                                                       ----------
             ENERGY (9.2%)
             -------------
             INTEGRATED OIL & GAS (5.8%)
   253,841   Chevron Corp.                                                                 29,230
   519,335   Exxon Mobil Corp.                                                             46,724
   341,358   Occidental Petroleum Corp.                                                    30,132
   188,000   Royal Dutch Shell plc ADR                                                     13,258
                                                                                       ----------
                                                                                          119,344
                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (1.3%)
   187,785   Cameron International Corp.*                                                  11,889
   199,306   National-Oilwell Varco, Inc.                                                  14,776
                                                                                       ----------
                                                                                           26,665
                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
   236,964   ConocoPhillips                                                                13,744
   189,400   Devon Energy Corp.                                                            10,832
                                                                                       ----------
                                                                                           24,576
                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.5%)
    17,200   HollyFrontier Corp.                                                              898
    42,900   Marathon Petroleum Corp.                                                       3,184
    21,300   Phillips 66 Co.                                                                1,290
    13,300   Tesoro Corp.                                                                     647
    70,500   Valero Energy Corp.                                                            3,083
                                                                                       ----------
                                                                                            9,102
                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   268,800   Spectra Energy Corp.                                                           7,467
                                                                                       ----------
             Total Energy                                                                 187,154
                                                                                       ----------
             FINANCIALS (16.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.6%)
   154,427   Ameriprise Financial, Inc.                                                    10,242
   139,000   Bank of New York Mellon Corp.                                                  3,775
   129,520   BlackRock, Inc.                                                               30,603
   159,300   State Street Corp.                                                             8,865
                                                                                       ----------
                                                                                           53,485
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             CONSUMER FINANCE (1.6%)
   228,238   American Express Co.                                                      $   13,423
   321,796   Capital One Financial Corp.                                                   18,123
    40,300   Discover Financial Services                                                    1,547
                                                                                       ----------
                                                                                           33,093
                                                                                       ----------
             DIVERSIFIED BANKS (1.7%)
   973,400   Wells Fargo & Co.                                                             33,904
                                                                                       ----------
             INSURANCE BROKERS (0.7%)
   365,070   Marsh & McLennan Companies, Inc.                                              12,953
                                                                                       ----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
    26,400   Goldman Sachs Group, Inc.                                                      3,904
   441,120   TD Ameritrade Holding Corp.                                                    8,553
                                                                                       ----------
                                                                                           12,457
                                                                                       ----------
             LIFE & HEALTH INSURANCE (1.0%)
    41,800   Lincoln National Corp.                                                         1,211
   441,000   MetLife, Inc.                                                                 16,467
    15,100   Principal Financial Group, Inc.                                                  468
     1,800   Protective Life Corp.                                                             57
    31,500   Prudential Financial, Inc.                                                     1,823
    12,200   Torchmark Corp.                                                                  680
                                                                                       ----------
                                                                                           20,706
                                                                                       ----------
             MULTI-LINE INSURANCE (0.4%)
   200,490   American International Group, Inc.*                                            7,585
    45,700   Hartford Financial Services Group, Inc.                                        1,133
                                                                                       ----------
                                                                                            8,718
                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
 1,533,538   Bank of America Corp.                                                         17,359
    60,500   Citigroup, Inc.                                                                2,551
   919,300   JPMorgan Chase & Co.                                                          43,253
                                                                                       ----------
                                                                                           63,163
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.1%)
     4,400   Allied World Assurance Co.                                                       373
    53,500   Allstate Corp.                                                                 2,349
   260,600   Travelers Companies, Inc.                                                     20,447
                                                                                       ----------
                                                                                           23,169
                                                                                       ----------
             REGIONAL BANKS (1.9%)
   369,100   BB&T Corp.                                                                    11,176
   285,450   CIT Group, Inc.*                                                              12,089
    75,100   Fifth Third Bancorp                                                            1,223
    93,500   Huntington Bancshares, Inc.                                                      651

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    93,000   KeyCorp                                                                   $      874
   169,200   PNC Financial Services Group, Inc.                                            10,457
   125,300   Regions Financial Corp.                                                          975
    64,200   SunTrust Banks, Inc.                                                           1,821
                                                                                       ----------
                                                                                           39,266
                                                                                       ----------
             REINSURANCE (0.0%)
     4,100   PartnerRe Ltd.                                                                   360
                                                                                       ----------
             REITs - MORTGAGE (0.1%)
    44,300   American Capital Agency Corp.                                                  1,401
    62,000   Annaly Capital Management, Inc.                                                  922
     2,900   Invesco Mortgage Capital                                                          63
                                                                                       ----------
                                                                                            2,386
                                                                                       ----------
             REITs - SPECIALIZED (0.7%)
   195,500   Ventas, Inc.                                                                  12,960
                                                                                       ----------
             SPECIALIZED FINANCE (0.8%)
   287,450   CME Group, Inc.                                                               16,626
                                                                                       ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   496,300   People's United Financial, Inc.                                                6,109
                                                                                       ----------
             Total Financials                                                             339,355
                                                                                       ----------
             HEALTH CARE (17.9%)
             -------------------
             BIOTECHNOLOGY (1.0%)
   142,100   Amgen, Inc.                                                                   12,144
   201,000   Gilead Sciences, Inc.*                                                         7,929
                                                                                       ----------
                                                                                           20,073
                                                                                       ----------
             HEALTH CARE DISTRIBUTORS (0.2%)
    19,200   AmerisourceBergen Corp.                                                          871
    25,000   McKesson Corp.                                                                 2,631
                                                                                       ----------
                                                                                            3,502
                                                                                       ----------
             HEALTH CARE EQUIPMENT (2.5%)
   576,250   Abbott Laboratories                                                           19,523
    48,600   Baxter International, Inc.                                                     3,297
    19,000   Becton, Dickinson and Co.                                                      1,597
   107,900   Boston Scientific Corp.*                                                         806
     6,800   C.R. Bard, Inc.                                                                  694
    46,200   Covidien plc                                                                   2,880
   340,800   Medtronic, Inc.                                                               15,881
    41,500   St. Jude Medical, Inc.                                                         1,689
    42,700   Stryker Corp.                                                                  2,675
    33,400   Zimmer Holdings, Inc.                                                          2,492
                                                                                       ----------
                                                                                           51,534
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES (0.1%)
    10,200   Community Health Systems, Inc.                                            $      391
    46,000   HCA Holdings, Inc.                                                             1,732
                                                                                       ----------
                                                                                            2,123
                                                                                       ----------
             HEALTH CARE SERVICES (1.4%)
   148,234   DaVita HealthCare Partners, Inc.*                                             17,108
    39,000   Express Scripts Holdings Co.*                                                  2,083
    89,431   Laboratory Corp. of America Holdings*                                          8,004
    16,000   Quest Diagnostics, Inc.                                                          927
                                                                                       ----------
                                                                                           28,122
                                                                                       ----------
             LIFE SCIENCES TOOLS & SERVICES (1.5%)
   366,330   Agilent Technologies, Inc.                                                    16,404
    11,200   Life Technologies Corp.*                                                         725
    10,400   PerkinElmer, Inc.                                                                367
   178,700   Thermo Fisher Scientific, Inc.                                                12,891
                                                                                       ----------
                                                                                           30,387
                                                                                       ----------
             MANAGED HEALTH CARE (2.3%)
   337,500   Aetna, Inc.                                                                   16,278
     3,100   Health Net, Inc.*                                                                 84
   522,545   UnitedHealth Group, Inc.                                                      28,850
    25,669   WellPoint, Inc.                                                                1,664
                                                                                       ----------
                                                                                           46,876
                                                                                       ----------
             PHARMACEUTICALS (8.9%)
   707,250   AbbVie, Inc.                                                                  25,949
    15,100   Allergan, Inc.                                                                 1,586
   119,900   Bristol-Myers Squibb Co.                                                       4,333
   225,600   Eli Lilly and Co.                                                             12,112
    42,600   Forest Laboratories, Inc.*                                                     1,546
   509,400   Johnson & Johnson                                                             37,655
   919,300   Merck & Co., Inc.                                                             39,760
   196,000   Novartis AG ADR                                                               13,293
 1,705,602   Pfizer, Inc.                                                                  46,529
                                                                                       ----------
                                                                                          182,763
                                                                                       ----------
             Total Health Care                                                            365,380
                                                                                       ----------
             INDUSTRIALS (9.2%)
             ------------------
             AEROSPACE & DEFENSE (3.3%)
   220,550   Boeing Co.                                                                    16,292
    27,600   General Dynamics Corp.                                                         1,830
    14,000   L-3 Communications Holdings, Inc.                                              1,063

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    26,550   Lockheed Martin Corp.                                                     $    2,306
    34,600   Northrop Grumman Corp.                                                         2,250
   271,600   Raytheon Co.                                                                  14,308
   144,200   Rockwell Collins, Inc.                                                         8,491
   224,900   United Technologies Corp.                                                     19,694
                                                                                       ----------
                                                                                           66,234
                                                                                       ----------
             AIR FREIGHT & LOGISTICS (0.6%)
   154,900   United Parcel Service, Inc. "B"                                               12,282
                                                                                       ----------
             AIRLINES (0.0%)
    24,500   United Continental Holdings, Inc.*                                               592
                                                                                       ----------
             COMMERCIAL PRINTING (0.0%)
     8,100   R.R. Donnelley & Sons Co.                                                         74
                                                                                       ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    70,400   Caterpillar, Inc.                                                              6,927
    85,310   Deere & Co.                                                                    8,024
     3,100   Navistar International Corp.*                                                     81
                                                                                       ----------
                                                                                           15,032
                                                                                       ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   324,100   Republic Services, Inc.                                                       10,336
                                                                                       ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     5,900   Manpower, Inc.                                                                   304
                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (2.6%)
    43,900   3M Co.                                                                         4,414
   280,700   Danaher Corp.                                                                 16,822
 1,437,700   General Electric Co.                                                          32,032
                                                                                       ----------
                                                                                           53,268
                                                                                       ----------
             INDUSTRIAL MACHINERY (1.4%)
   189,600   Eaton Corp. plc                                                               10,798
    18,100   Illinois Tool Works, Inc.                                                      1,137
   255,860   Ingersoll-Rand plc                                                            13,149
    51,700   Stanley Black & Decker, Inc.                                                   3,972
                                                                                       ----------
                                                                                           29,056
                                                                                       ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
    10,500   Avery Dennison Corp.                                                             404
    14,600   Pitney Bowes, Inc.                                                               211
                                                                                       ----------
                                                                                              615
                                                                                       ----------
             Total Industrials                                                            187,793
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (15.6%)
             ------------------------------
             APPLICATION SOFTWARE (0.0%)
    15,200   Intuit, Inc.                                                              $      948
                                                                                       ----------
             COMMUNICATIONS EQUIPMENT (2.2%)
 1,199,800   Cisco Systems, Inc.                                                           24,680
    18,800   Harris Corp.                                                                     869
   173,300   Motorola Solutions, Inc.                                                      10,119
   147,300   QUALCOMM, Inc.                                                                 9,726
                                                                                       ----------
                                                                                           45,394
                                                                                       ----------
             COMPUTER HARDWARE (1.3%)
    46,757   Apple, Inc.                                                                   21,289
   125,100   Dell, Inc.                                                                     1,656
   157,700   Hewlett-Packard Co.                                                            2,604
                                                                                       ----------
                                                                                           25,549
                                                                                       ----------
             COMPUTER STORAGE & PERIPHERALS (0.2%)
     3,600   Lexmark International, Inc. "A"                                                   87
    44,600   Seagate Technology plc                                                         1,516
    30,500   Western Digital Corp.                                                          1,433
                                                                                       ----------
                                                                                            3,036
                                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
    19,600   Automatic Data Processing, Inc.                                                1,162
    12,000   Computer Sciences Corp.                                                          501
   346,069   Fidelity National Information Services, Inc.                                  12,843
     8,400   Fiserv, Inc.*                                                                    675
   103,963   Visa, Inc. "A"                                                                16,417
                                                                                       ----------
                                                                                           31,598
                                                                                       ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
   385,300   Electronic Arts, Inc.*                                                         6,061
                                                                                       ----------
             INTERNET SOFTWARE & SERVICES (0.8%)
    64,700   eBay, Inc.*                                                                    3,618
    15,420   Google, Inc. "A"*                                                             11,653
                                                                                       ----------
                                                                                           15,271
                                                                                       ----------
             IT CONSULTING & OTHER SERVICES (1.7%)
    55,000   Accenture plc "A"                                                              3,954
    23,000   Amdocs Ltd.                                                                      821
   142,400   Cognizant Technology Solutions Corp. "A"*                                     11,133
    94,510   International Business Machines Corp.                                         19,192
                                                                                       ----------
                                                                                           35,100
                                                                                       ----------

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             OFFICE ELECTRONICS (0.0%)
    96,400   Xerox Corp.                                                               $      772
                                                                                       ----------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   803,280   Applied Materials, Inc.                                                       10,370
                                                                                       ----------
             SEMICONDUCTORS (1.9%)
   789,900   Intel Corp.                                                                   16,620
   683,950   Texas Instruments, Inc.                                                       22,625
                                                                                       ----------
                                                                                           39,245
                                                                                       ----------
             SYSTEMS SOFTWARE (5.2%)
    26,100   BMC Software, Inc.*                                                            1,084
    56,100   CA, Inc.                                                                       1,392
 2,587,800   Microsoft Corp.                                                               71,087
   853,050   Oracle Corp.                                                                  30,292
    79,500   Symantec Corp.*                                                                1,731
                                                                                       ----------
                                                                                          105,586
                                                                                       ----------
             TECHNOLOGY DISTRIBUTORS (0.0%)
     1,600   Tech Data Corp.*                                                                  81
                                                                                       ----------
             Total Information Technology                                                 319,011
                                                                                       ----------
             MATERIALS (3.5%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
    31,800   LyondellBasell Industries N.V. "A"                                             2,017
                                                                                       ----------
             DIVERSIFIED CHEMICALS (0.9%)
   367,800   E.I. du Pont de Nemours & Co.                                                 17,452
    11,700   PPG Industries, Inc.                                                           1,613
                                                                                       ----------
                                                                                           19,065
                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.2%)
    97,000   Freeport-McMoRan Copper & Gold, Inc.                                           3,419
                                                                                       ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     5,500   CF Industries Holdings, Inc.                                                   1,260
                                                                                       ----------
             INDUSTRIAL GASES (0.8%)
   148,250   Praxair, Inc.                                                                 16,362
                                                                                       ----------
             PAPER PACKAGING (0.2%)
   144,500   Bemis Co., Inc.                                                                5,156
                                                                                       ----------
             PAPER PRODUCTS (0.7%)
   376,000   International Paper Co.                                                       15,574
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.1%)
    33,219   Ecolab, Inc.                                                              $    2,405
                                                                                       ----------
             STEEL (0.4%)
     7,200   Reliance Steel & Aluminum Co.                                                    466
    59,700   Rio Tinto plc ADR                                                              3,371
   236,200   Steel Dynamics, Inc.                                                           3,593
                                                                                       ----------
                                                                                            7,430
                                                                                       ----------
             Total Materials                                                               72,688
                                                                                       ----------
             TELECOMMUNICATION SERVICES (3.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
   768,395   AT&T, Inc.                                                                    26,733
   381,344   CenturyLink, Inc.                                                             15,425
    92,488   Verizon Communications, Inc.                                                   4,033
                                                                                       ----------
                                                                                           46,191
                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   149,500   Rogers Communications, Inc. B                                                  6,950
   149,100   Sprint Nextel Corp.*                                                             840
   604,000   Vodafone Group plc ADR                                                        16,501
                                                                                       ----------
                                                                                           24,291
                                                                                       ----------
             Total Telecommunication Services                                              70,482
                                                                                       ----------
             UTILITIES (2.8%)
             ----------------
             ELECTRIC UTILITIES (1.0%)
   383,970   Northeast Utilities                                                           15,639
   102,000   Southern Co.                                                                   4,511
                                                                                       ----------
                                                                                           20,150
                                                                                       ----------
             GAS UTILITIES (0.3%)
   126,200   ONEOK, Inc.                                                                    5,933
                                                                                       ----------
             MULTI-UTILITIES (1.5%)
   362,900   CenterPoint Energy, Inc.                                                       7,418
   245,500   CMS Energy Corp.                                                               6,309
   340,560   Wisconsin Energy Corp.                                                        13,428
   147,900   Xcel Energy, Inc.                                                              4,109
                                                                                       ----------
                                                                                           31,264
                                                                                       ----------
             Total Utilities                                                               57,347
                                                                                       ----------
             Total Common Stocks (cost: $1,707,597)                                     1,980,542
                                                                                       ----------

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
63,019,633   State Street Institutional Liquid Reserve Fund, 0.14%(a)                  $   63,020
                                                                                       ----------
             Total Money Market Instruments (cost: $63,020)                                63,020
                                                                                       ----------

             TOTAL INVESTMENTS (COST: $1,770,617)                                      $2,043,562
                                                                                       ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $1,980,542                  $-             $-    $1,980,542

Money Market Instruments:
  Money Market Funds                        63,020                   -              -        63,020
---------------------------------------------------------------------------------------------------
Total                                   $2,043,562                  $-             $-    $2,043,562
---------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.1% of net assets at January 31, 2013.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

      * Non-income-producing security. As of January 31, 2013, 94.6% of the Fund's net assets were invested in dividend-paying stocks.

See accompanying notes to financial statements.

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,770,617)              $2,043,562
   Receivables:
      Capital shares sold
         Affiliated transactions (Note 8)                                               37
         Nonaffiliated transactions                                                  1,375
      Dividends and interest                                                         2,969
      Securities sold                                                                2,317
                                                                                ----------
         Total assets                                                            2,050,260
                                                                                ----------
LIABILITIES
   Payables:
      Payable for return of collateral for securities loaned (Note 5)                  229
      Securities purchased                                                           3,962
      Capital shares redeemed                                                        1,492
   Accrued management fees                                                             850
   Accrued transfer agent's fees                                                        89
   Other accrued expenses and payables                                                  74
                                                                                ----------
         Total liabilities                                                           6,696
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,043,564
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,077,448
   Accumulated undistributed net investment income                                   1,984
   Accumulated net realized loss on investments                                   (308,813)
   Net unrealized appreciation of investments                                      272,945
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,043,564
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,300,645/90,593 shares outstanding)          $    14.36
                                                                                ==========
      Institutional Shares (net assets of $742,919/51,783
         shares outstanding)                                                    $    14.35
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $43)                     $ 25,329
   Interest                                                                   56
                                                                        --------
         Total income                                                     25,385
                                                                        --------
EXPENSES
   Management fees                                                         4,939
   Administration and servicing fees:
      Fund Shares                                                          1,111
      Institutional Shares                                                   247
   Transfer agent's fees:
      Fund Shares                                                          1,316
      Institutional Shares                                                   247
   Custody and accounting fees:
      Fund Shares                                                             96
      Institutional Shares                                                    34
   Postage:
      Fund Shares                                                             45
   Shareholder reporting fees:
      Fund Shares                                                             35
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             15
      Institutional Shares                                                    20
   Professional fees                                                          63
   Other                                                                      15
                                                                        --------
         Total expenses                                                    8,190
   Expenses paid indirectly:
      Fund Shares                                                            (46)
                                                                        --------
         Net expenses                                                      8,144
                                                                        --------
NET INVESTMENT INCOME                                                     17,241
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                     144,945
   Change in net unrealized appreciation/depreciation                     12,257
                                                                        --------
         Net realized and unrealized gain                                157,202
                                                                        --------
   Increase in net assets resulting from operations                     $174,443
                                                                        ========

See accompanying notes to financial statements.

================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

-------------------------------------------------------------------------------------------
                                                                  1/31/2013       7/31/2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   17,241      $   23,846
   Net realized gain on investments                                 144,945          59,443
   Change in net unrealized appreciation/depreciation
      of investments                                                 12,257          32,537
                                                                 --------------------------
      Increase in net assets resulting from operations              174,443         115,826
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (11,876)        (20,529)
      Institutional Shares                                           (4,630)         (2,823)
                                                                 --------------------------
         Distributions to shareholders                              (16,506)        (23,352)
                                                                 --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                     (490,130)        159,406
   Institutional Shares                                             445,558          93,642
                                                                 --------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                 (44,572)        253,048
                                                                 --------------------------
   Capital contribution from USAA Transfer Agency Company                 -              21
                                                                 --------------------------
   Net increase in net assets                                       113,365         345,543
NET ASSETS
   Beginning of period                                            1,930,199       1,584,656
                                                                 --------------------------
   End of period                                                 $2,043,564      $1,930,199
                                                                 ==========================
Accumulated undistributed net investment income:
   End of period                                                 $    1,984      $    1,249
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund has two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

        duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

    passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, brokerage commission recapture credits reduced the Fund Shares by $46,000. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

    that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $6,000, which represents 3.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $439,260,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
  EXPIRES                        BALANCE
-----------                   ------------
   2017                       $141,818,000
   2018                        297,442,000
                              ------------
                   Total      $439,260,000
                              ============

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $773,375,000 and $819,181,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $299,158,000 and $26,213,000, respectively, resulting in net unrealized appreciation of $272,945,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

For the six-month period ended January 31, 2013, the Fund did not receive securities-lending income. As of January 31, 2013, the Fund had no securities on loan. However, a payable to Lehman Brothers, Inc. of $229,000 remains for unclaimed cash collateral and interest on prior lending of securities. As of March 1, 2013, the payable to Lehman Brothers, Inc. has been settled.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                             SIX-MONTH PERIOD ENDED         YEAR ENDED
                                                    1/31/2013                7/31/2012
-------------------------------------------------------------------------------------------
                                             SHARES       AMOUNT        SHARES      AMOUNT
                                             ----------------------------------------------
FUND SHARES:
Shares sold                                    4,064     $  55,773       28,007   $ 362,023
Shares issued from reinvested
  dividends                                      825        11,344        1,595      19,642
Shares redeemed                              (41,070)     (557,247)     (17,795)   (222,259)
                                             ----------------------------------------------
Net increase (decrease) from
  capital share transactions                 (36,181)    $(490,130)      11,807   $ 159,406
                                             ==============================================
INSTITUTIONAL SHARES:
Shares sold                                   37,067     $ 502,320       12,084   $ 153,062
Shares issued from reinvested
  dividends                                      336         4,630          229       2,823
Shares redeemed                               (4,453)      (61,392)      (4,997)    (62,243)
                                             ----------------------------------------------
Net increase from capital share
  transactions                                32,950     $ 445,558        7,316   $  93,642
                                             ==============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

    and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Equity Income Funds Index over the performance period. The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Equity Income Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the shares class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $4,939,000.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and Epoch Investment Partners, Inc. (Epoch), under which GMO and Epoch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays GMO a subadvisory fee in the annual amount of 0.18% of the portion of the Fund's average net assets that GMO manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to GMO of $635,000.

    The Manager (not the Fund) pays Epoch a subadvisory fee on the Fund's average net assets that Epoch manages, in the annual amount of 0.40% on the first $200 million of assets and 0.35% on the next $400 million of assets. Once assets that Epoch manages reach $600 million, the subadvisory fee changes to an annual amount of 0.30% on the first $600 million of assets and 0.25% on the next $400 million of assets. Once assets that Epoch manages reach $1 billion, fees will be renegotiated. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Epoch of 1,255,000.

================================================================================

40  | USAA INCOME STOCK FUND

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,111,000 and $247,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $32,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,316,000 and $247,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital shares sold of $37,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.0*
USAA Cornerstone Equity Fund                                             0.1
USAA Target Retirement Income Fund                                       0.5
USAA Target Retirement 2020 Fund                                         1.1
USAA Target Retirement 2030 Fund                                         2.6
USAA Target Retirement 2040 Fund                                         3.3
USAA Target Retirement 2050 Fund                                         1.7

*Represents less than 0.1%

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA INCOME STOCK FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                         YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2013          2012          2011          2010          2009          2008
                             --------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    13.26    $    12.53    $    10.50    $     9.53    $    12.53    $    16.64
                             --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .12           .18           .13           .13           .24           .30
 Net realized and
  unrealized gain (loss)           1.09           .73          2.03           .98         (3.00)        (2.95)
                             --------------------------------------------------------------------------------
Total from investment
 operations                        1.21           .91          2.16          1.11         (2.76)        (2.65)
                             --------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.11)         (.18)         (.13)         (.14)         (.24)         (.31)
 Realized capital gain                -             -             -             -             -         (1.15)
                             --------------------------------------------------------------------------------
Total distributions                (.11)         (.18)         (.13)         (.14)         (.24)        (1.46)
                             --------------------------------------------------------------------------------
Net asset value at end
 of period                   $    14.36    $    13.26    $    12.53    $    10.50    $     9.53    $    12.53
                             ================================================================================
Total return (%)*                  9.18          7.34         20.59         11.65(b)     (21.98)       (17.25)
Net assets at end
 of period (000)             $1,300,645    $1,680,648    $1,440,420    $1,228,596    $1,190,258    $1,758,083
Ratios to average
 net assets:**
 Expenses (%)(a)                    .86(c)        .85           .84           .84(b)        .89           .80
 Net investment
  income (%)                       1.68(c)       1.43          1.08          1.26          2.50          2.06
Portfolio turnover (%)               41            42            38(d)        107            85            91

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were $1,469,312,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.01%)        (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)        (.02%)

    (+) Represents less than 0.01% of average net assets.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund $233,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%.
    This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects decreased trading activity due to volatile market environment.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED           YEAR ENDED JULY 31,            PERIOD ENDED
                                     JANUARY 31,  -----------------------------------       JULY 31,
                                        2013          2012          2011         2010       2009***
                                    -------------------------------------------------------------------
Net asset value at
 beginning of period                $  13.25      $  12.52      $  10.49      $  9.52       $ 12.50
                                    ---------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                   .13           .20           .16          .16           .22(c)
 Net realized and
  unrealized gain (loss)                1.09           .73          2.02          .97         (2.93)(c)
                                    ---------------------------------------------------------------
Total from investment
 operations                             1.22           .93          2.18         1.13         (2.71)(c)
                                    ---------------------------------------------------------------
Less distributions from:
 Net investment income                  (.12)         (.20)         (.15)        (.16)         (.27)
                                    ---------------------------------------------------------------
Net asset value at end
 of period                          $  14.35      $  13.25      $  12.52      $ 10.49       $  9.52
                                    ===============================================================
Total return (%)*                       9.29          7.52         20.86        11.88        (21.67)
Net assets at
 end of period (000)                $742,919      $249,551      $144,236      $87,983       $34,189
Ratios to average net assets:**
 Expenses (%)(a)                         .73(b)        .71           .61          .62           .62(b)
 Expenses, excluding
  reimbursements (%)(a)                  .73(b)        .71           .61(d)       .62(d)        .64(b),(d)
 Net investment income (%)              1.93(b)       1.56          1.29         1.37          2.55(b)
Portfolio turnover (%)                    41            42            38(e)       107            85

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $490,941,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares.
(d) Prior to December 1, 2010, the Manager agreed to limit the annual expenses of the Institutional Shares to 0.62% of the Institutional Shares' average net assets.
(e) Reflects decreased trading activity due to volatile market environment.

================================================================================

44  | USAA INCOME STOCK FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                    BEGINNING           ENDING          DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE      AUGUST 1, 2012 -
                                 AUGUST 1, 2012    JANUARY 31, 2013    JANUARY 31, 2013
                                 --------------------------------------------------------
FUND SHARES
Actual                               $1,000.00         $1,091.80             $4.53

Hypothetical
 (5% return before expenses)          1,000.00          1,020.87              4.38

INSTITUTIONAL SHARES
Actual                                1,000.00          1,092.90              3.85

Hypothetical
 (5% return before expenses)          1,000.00          1,021.53              3.72

* Expenses are equal to the annualized expense ratio of 0.86% for Fund Shares and 0.73% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.18% for Fund Shares and 9.29% for Institutional Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

46  | USAA INCOME STOCK FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23422-0313                               (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/27/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.